Deferred and Contingent Considerations on Acquisitions (Details) - BRL (R$) R$ in Millions			1 Months Ended			12 Months Ended
	Oct. 08, 2023	Jan. 25, 2023	Dec. 31, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2024	Mar. 18, 2025	Nov. 30, 2024	Nov. 30, 2022	Nov. 11, 2022	Apr. 22, 2021	Feb. 05, 2021
Deferred and Contingent Considerations on Acquisitions [Line Items]
Acquisition percentage									42.09%		100.00%	100.00%
Percentage of contingent consideration payment										42.09%
Installments amount payable							R$ 1.4
Partial payment			R$ 0.3	R$ 1.0	R$ 2.5
Nuvini S.A [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Acquisition percentage		55.00%
Smart NX [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Acquisition percentage		45.00%
Mercos [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Payment to founding partner	R$ 22.0
Estimated value of purchase agreement	R$ 66.0
Equity ownership	8.00%
Leadlovers [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Deferred and contingent consideration						R$ 56.8
Onclick [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Deferred and contingent consideration						22.8
Installments amount payable						13.2
Partial payment						0.2
Effecti [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Deferred and contingent consideration						126.4
Installments amount payable						3.9
Unpaid installment amount								R$ 2.5
Datahub [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Deferred and contingent consideration						26.9
Ipe [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Deferred and contingent consideration						39.2
Partial payment						R$ 3.9
Installment One [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installment date		Jan. 25, 2024
Installment Two [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installment date		Jan. 25, 2025
Installment Three [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installment date		Jan. 25, 2026
Not later than one year [member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Acquisition percentage						25.00%
Later than one year [member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Acquisition percentage						12.50%
First and Second Installments [Member] | Leadlovers [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable						R$ 37.4
First and Second Installments [Member] | Datahub [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable						16.8
First and Second Installments [Member] | Ipe [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Unpaid installment amount						19.2
Third Installments [Member] | Leadlovers [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable						19.4
Third Installments [Member] | Datahub [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable						10.1
Third Installments [Member] | Ipe [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Unpaid installment amount						20.0
First Installment [Member] | Onclick [Member]
Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable						R$ 9.6